Submission	Sep. 22, 2025
Submission [Line Items]
Central Index Key	0002078856
Registrant Name	Hyperliquid Strategies Inc
Registration File Number	333-290034
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A